Non-current Assets Held for Sale - Schedule of Non-current Assets as Held for Sale (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Non-current Assets Held for Sale [line items]
Gain Loss On Disposal Of Assets Held For Sale	₩ 8,353